PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Ensysce Biosciences, Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2020	2019
Prepaid research and development	$112,966	$68,815
Prepaid insurance	17,158	32,187
Prepaid rent	-	2,500
Total prepaid expenses and other current assets	$130,124	$103,502